UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003.

Check here if Amendment []; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ursus Capital Management, L.L.C.
Address:    156 West 56th Street, 16th Floor
            New York, New York 10019


13F File Number:  28-10045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephanie Guilpin
Title:      Secretary
Phone:      (212) 541-8200

Signature, Place, and Date of Signing:

 /s/ Stephanie Guilpin			New York, NY		  02/12/04
--------------------------     ---------------------------    ---------------
    Stephanie Guilpin              New York, New York             02/12/04

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total:      $72,949
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                         Column 2         Column 3   Column 4  Column 5     Column 6   Column 7    Column 8
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
                                                              Value    SHRS/      SH/ PUT/  INVSTMT OTHER    Voting Authority
NAME OF ISSUER                   Title of Class   CUSIP      (x $1000) PRN AMT    PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
AVI BIOPHARMA INC                 COMMON          002346104    265     65000     SH      N/A     Sole    N/A  265
ABBOTT LABS                       COMMON          002824100    350     7500      SH      N/A     Sole    N/A  350
AEROGEN INC                       COMMON NEW      007779309    711     323060    SH      N/A     Sole    N/A  711
AIR METHODS CORP                  COM PAR $.06    009128307    180     20000     SH      N/A     Sole    N/A  180
ALKERMES INC                      COMMON          01642T108    1283    95000     SH      N/A     Sole    N/A  1283
AMGEN INC                         COMMON          031162100    1390    22500     SH      N/A     Sole    N/A  1390
ANDRX CORP DEL                    ANDRX GROUP     034553107    781     32500     SH      N/A     Sole    N/A  781
ANGIOTECH PHARMACEUTICALS IN      COMMON          034918102    1950    42500     SH      N/A     Sole    N/A  1950
ARADIGM CORP                      COMMON          038505103    872     510000    SH      N/A     Sole    N/A  872
ARENA PHARMACEUTICALS INC         COMMON          040047102    1721    277500    SH      N/A     Sole    N/A  1721
ARGONAUT TECHNOLOGIES INC         COMMON          040175101    110     62500     SH      N/A     Sole    N/A  110
ARIAD PHARMACEUTICALS INC         COMMON          04033A100    745     100000    SH      N/A     Sole    N/A  745
BENTLEY PHARMACEUTICALS INC       COMMON          082657107    133     10000     SH      N/A     Sole    N/A  133
BIOGEN IDEC INC                   COMMON          09062X103    1560    42500     SH      N/A     Sole    N/A  1560
BIOMARIN PHARMACEUTICAL INC       COMMON          09061G101    155     20000     SH      N/A     Sole    N/A  155
BIOSPHERE MEDICAL INC             COMMON          09066V103    918     232500    SH      N/A     Sole    N/A  918
BRISTOL MYERS SQUIBB CO           COMMON          110122108    1859    65000     SH      N/A     Sole    N/A  1859
CV THERAPEUTICS INC               COMMON          126667104    736     50000     SH      N/A     Sole    N/A  736
CARDIAC SCIENCE INC               COMMON NEW      141410209    1227    307500    SH      N/A     Sole    N/A  1227
CARDIMA INC                       COMMON          14147M106    124     125000    SH      N/A     Sole    N/A  124
CARDIOGENESIS CORP                COMMON          14159W109    205     250000    SH      N/A     Sole    N/A  205
CHARLES RIVER LABS INTL INC       COMMON          159864107    257     7500      SH      N/A     Sole    N/A  257
COLLAGENEX PHARMACEUTICALS INC    COMMON          19419B100    779     70000     SH      N/A     Sole    N/A  779
CONNECTICS CORP                   COMMON          208192104    636     35000     SH      N/A     Sole    N/A  636
CUBIST PHARMACEUTICALS INC        COMMON          229678107    1098    90000     SH      N/A     Sole    N/A  1098
CURIS INC                         COMMON          231269101    270     60000     SH      N/A     Sole    N/A  270
CYGNUS INC                        COMMON          232560102    219     665000    SH      N/A     Sole    N/A  219
DECODE GENETICS INC               COMMON          243586104    1065    130000    SH      N/A     Sole    N/A  1065
ELAN PLC                          ADR             284131208    241     35000     SH      N/A     Sole    N/A  241
ENDOCARE INC                      COMMON          29264P104    341     85000     SH      N/A     Sole    N/A  341
ENDOLOGIX INC                     COMMON          29266S106    3381    856000    SH      N/A     Sole    N/A  3381
GENETRONICS BIOMEDICAL CORP       COMMON          371916107    125     100000    SH      N/A     Sole    N/A  125
GENZYME CORP                      COM GENL DIV    372917104    3081    62500     SH      N/A     Sole    N/A  3081
GILEAD SCIENCES INC               COMMON          375558103    291     5000      SH      N/A     Sole    N/A  291
GUILFORD PHARMACEUTICALS INC      COMMON          401829106    2153    317500    SH      N/A     Sole    N/A  2153
IMMUNOMEDICS INC                  COMMON          452907108    137     30000     SH      N/A     Sole    N/A  137
IMPAX LABORATORIES INC            COMMON          45256B101    252     17500     SH      N/A     Sole    N/A  252
INAMED CORP                       COMMON          453235103    1922    40000     SH      N/A     Sole    N/A  1922
INKINE PHARMACEUTICALS INC        COMMON          457214104    5458    1130000   SH      N/A     Sole    N/A  5458
IVAX CORP                         COMMON          465823102    418     17500     SH      N/A     Sole    N/A  418
JOHNSON & JOHNSON                 COMMON          478160104    1292    25000     SH      N/A     Sole    N/A  1292
KING PHARMACEUTICALS INC          COMMON          495582108    1526    100000    SH      N/A     Sole    N/A  1526
LANNETT INC                       COMMON          516012101    193     11500     SH      N/A     Sole    N/A  193
MCKESSON CORP                     COMMON          58155Q103    884     27500     SH      N/A     Sole    N/A  884
MED-DESIGN CORP                   COMMON          583926100    1775    394500    SH      N/A     Sole    N/A  1775
MEDICIS PHARMACEUTICAL CORP       CLASS A NEW     584690309    891     12500     SH      N/A     Sole    N/A  891
MEDIMMUNE INC                     COMMON          584699102    1079    42500     SH      N/A     Sole    N/A  1079
MEDTRONIC INC                     COMMON          585055106    486     10000     SH      N/A     Sole    N/A  486
MICRO THERAPEUTICS INC            COMMON          59500W100    1324    410000    SH      N/A     Sole    N/A  1324
MYLAN LABS INC                    COMMON          628530107    379     15000     SH      N/A     Sole    N/A  379
MYRIAD GENETICS INC               COMMON          62855J104    611     47500     SH      N/A     Sole    N/A  611
NEKTAR THERAPEUTICS               COMMON          640268108    1701    125000    SH      N/A     Sole    N/A  1701
NOVEN PHARMACEUTICALS INC         COMMON          670009109    380     25000     SH      N/A     Sole    N/A  380
ORCHID BIOSCIENCES INC            COMMON          68571P100    1110    600000    SH      N/A     Sole    N/A  1110
OXFORD HEALTH PLANS INC           COMMON          691471106    218     5000      SH      N/A     Sole    N/A  218
PFIZER INC                        COMMON          717081103    2561    72500     SH      N/A     Sole    N/A  2561
PHOTOMEDEX INC                    COMMON          719358103    841     339000    SH      N/A     Sole    N/A  841
PRAECIS PHARMACEUTICALS INC       COMMON          739421105    2769    430000    SH      N/A     Sole    N/A  2769
SEPRACOR INC                      COMMON          817315104    778     32500     SH      N/A     Sole    N/A  778
SEQUENOM INC                      COMMON          817337108    406     127000    SH      N/A     Sole    N/A  406
SERONO S A                        SPONSORED ADR   81752M101    878     50000     SH      N/A     Sole    N/A  878
SICOR INC                         COMMON          825846108    204     7500      SH      N/A     Sole    N/A  204
SONUS PHARMACEUTICALS INC         COMMON          835692104    1016    200000    SH      N/A     Sole    N/A  1016
SUPERGEN INC                      COMMON          868059106    1375    125000    SH      N/A     Sole    N/A  1375
SURMODICS INC                     COMMON          868873100    1970    83000     SH      N/A     Sole    N/A  1970
TENET HEALTHCARE CORP             COMMON          88033G100    602     37500     SH      N/A     Sole    N/A  602
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209    1418    25000     SH      N/A     Sole    N/A  1418
TITAN PHARMACEUTICALS INC DEL     COMMON          888314101    219     75000     SH      N/A     Sole    N/A  219
TRIMERIS INC                      COMMON          896263100    1099    52500     SH      N/A     Sole    N/A  1099
WATSON PHARMACEUTICALS INC        COMMON          942683103    3565    77500     SH      N/A     Sole    N/A  3565
                                                               72949